Fair Value Measurements - Schedule of Determine the Fair Value (Details)	Sep. 30, 2025	Dec. 31, 2024	Aug. 30, 2024	Mar. 15, 2024
Stock price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	4.64	35		87
Stock price [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input				87
Stock price [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	4.64	35	16
Stock price [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	4.64	35	16
Risk free rate [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.7	4.4		4.2
Risk free rate [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input				4.2
Risk free rate [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.7	4.4	3.7
Risk free rate [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.7	4.4	3.7
Expected volatility [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	145	102.5		82.5
Expected volatility [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input				82.5
Expected volatility [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	145	102.5	105
Expected volatility [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	145	102.5	105
Expected dividend rate [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0	0		0
Expected dividend rate [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input				0
Expected dividend rate [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0	0	0
Expected dividend rate [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0	0	0
Exercise Price [Member] | Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.1	16.37		37.5
Exercise Price [Member] | Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input				0.005
Exercise Price [Member] | Series C Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.25	16.37	16.37
Exercise Price [Member] | Series D Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.005	0.005	0.005